Segmented information - Narrative (Details)	12 Months Ended
	Sep. 30, 2018 CAD ($) segment	Sep. 30, 2017 CAD ($) segment
Operating segments [Abstract]
Number of operating segments | segment	9	7
Disclosure of major customers [line items]
Revenue	$ 11,506,825,000	$ 10,845,066,000
U.S. Federal
Disclosure of major customers [line items]
Revenue	1,458,741,000	1,473,478,000
U.S. Federal | Government
Disclosure of major customers [line items]
Revenue	$ 1,379,525,000	$ 1,521,821,000
Percentage of revenues	12.00%	14.00%